Intangible assets, airport concessions and goodwill - Net: (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Impairment loss recognised in profit or loss, goodwill			$ 4,719,096
Copyrights, patents and other industrial property rights, service and operating rights	$ 6,053,820
Amortisation, intangible assets other than goodwill	98,780		98,780
Licences [member]
Amortisation expense		$ 22,191	12,730	$ 12,554
AirplanMember [Member]
Amortisation expense	100,479
Aerostar segment [Member]
Amortisation expense	$ 406,261		$ 405,090
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize and additional impairment of Ps.617,025, and in the case of the decrease in the rate (9.93% instead of 10.93%) the excess of cash flows against the carrying value would be increased by Ps.2,350,705.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize and additional impairment of Ps.617,025, and in the case of the decrease in the rate (9.93% instead of 10.93%) the excess of cash flows against the carrying value would be increased by Ps.2,350,705.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize and additional impairment of Ps.1,525,824, and in the case of the decrease in the rate (9.93% instead of 10.93%) Company would have to recognize a lower amount of impairment of Ps.1,827,599
Annual contributions to be collected					$ 2,500
Explanation of period over which management has projected cash flows	36 years	36 years
Airplan segment [Member]
Amortisation expense	$ 351,885		$ 54,823
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.46% instead of 10.46%), the Company would have to recognize and additional impairment of Ps.118.552, and in the case of the decrease in the rate (9.46% instead of 10.46%) the excess of cash flows against the carrying value would be increased by Ps.371,769.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.46% instead of 10.46%), the Company would have to recognize and additional impairment of Ps.118.552, and in the case of the decrease in the rate (9.46% instead of 10.46%) the excess of cash flows against the carrying value would be increased by Ps.371,769.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.07% instead of 10.07%), the Company would have to recognize and additional impairment of Ps.393,929, and in the case of the decrease in the rate (9.07% instead of 10.07%) the excess of cash flows against the carrying value would be increased by Ps.429,668.
Explanation of period over which management has projected cash flows	15 years	15 years
Aeroplan segment [Member]
Period elapsed from date of execution of certificate of commencement of execution	15 years	15 years
Period elapsed from date of execution start certificate inspite regulated revenue not matched with value of expected regulated revenue	25 years	25 years
Expected regulated income adjusted for complementary works	$ 15,973		$ 14,292
Percent of obligation to pay consideration on gross income	19.00%	19.00%
Mexican Segment [Member]
Amortisation expense	$ 656,428		571,788
Concessions [Member]
Amortisation expense	$ 1,694,252		$ 1,130,481	$ 524,297